Document and Entity Information	Oct. 01, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001820191
Document Type	8-K
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	AEA-BRIDGES IMPACT CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39584
Entity Tax Identification Number	98-1550961
Entity Address, Address Line One	PO Box 1093
Entity Address, Address Line Two	Boundary Hall
Entity Address, City or Town	Cricket Square
Entity Address, Region	Grand Cayman
Entity Address, Postal Zip Code	KY1-1102
Entity Address, State or Province	KY
City Area Code	1 345
Local Phone Number	814 5825
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	IMPX.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IMPX
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	IMPX.WS
Security Exchange Name	NYSE